Financial Liabilities at Fair Value Through Profit or Loss - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities designated as at FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	$ 107,862	$ 107,397